Nature of Operations (Schedule of Details of Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Impairment [Line Items]
Total	$ 872		$ 1,179	$ 265
Reorganization expense (benefit) and impairment	(4,059)		138	60
Cost of Revenues	65,569		56,149	47,294
Reorganization and impairment [Member]
Impairment [Line Items]
Cost of Revenues	4,931
Inventory write-off [Member]
Impairment [Line Items]
Cost of Revenues			1,041	205
Impairment charge with respect of technology, customer relationships and goodwill [Member]
Impairment [Line Items]
Reorganization expense (benefit) and impairment			1,595
Revaluation of liabilities in respect of Printar and SELA acquisitions [Member]
Impairment [Line Items]
Reorganization expense (benefit) and impairment	(4,962)	[1]	(1,457)	(106)
Other impairment [Member]
Impairment [Line Items]
Reorganization expense (benefit) and impairment	$ 903			$ 166

[1]	see Note 13F